Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Significant Accounting Policies [Abstract]
Schedule Of Property Plant And Equipment Estimated Useful Lives
Years
Leasehold land (over the terms of the lease, see note 7A(1))	49
Buildings	25
Computers, software and manufacturing equipment	3-5
Office furniture and equipment	5-16
(mainly - 10 ))
Motor vehicles	6

Schedule Of Allowance For Doubtful Accounts Receivable
	2010	2011	2012
Allowance for doubtful accounts at beginning of year	$2,777	$2,832	$233
Additions charged to allowance for doubtful accounts	210	90	319
Write-downs charged against the allowance	(181)	(2,688)	(127)
Translation differences	26	(1)	6

Allowance for doubtful accounts at end of year	$2,832	$233	$431